Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	September 30,	December 31,
	2021	2020
Electronic equipment	$165,215	$163,891
Office equipment	14,147	14,034
Total property and equipment	179,362	177,925
Less: accumulated depreciation	(168,325)	(158,605)
Total property and equipment, net	$11,037	$19,320